Schedule of Investments
(unaudited)
November 30, 2025
iShares
®
Long-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Municipal Bonds
Alabama — 2.1%
Alabama Federal Aid Highway Finance Authority,
Series 2025A, RB, 5.00%, 03/01/45 ..... USD 200 $ 214,848
City of Mobile, Series 2025A, GO,
5.00%, 02/15/45 ................. 100 107,236
County of Jefferson
Series 2024 , RB , 5.25% , 10/01/49 ...... 100 103,929
Series 2024 , RB , 5.50% , 10/01/53 ...... 100 105,315
Elmore County Board of Education, RB,
3.00%, 08/01/44 ................. 100 78,212
609,540
Arizona — 0.8%
City of Phoenix Civic Improvement Corp., Series
2020A, RB, 5.00%, 07/01/40 ......... 110 117,179
Salt River Project Agricultural Improvement
& Power District, Series 2023A, RB,
5.00%, 01/01/47 ................. 100 105,197
222,376
California — 15.7%
Alameda Corridor Transportation Authority,
Series 2022A, RB, 0.00%, 10/01/51 (AGM)
(a)
135 77,054
Alameda County Fire Department, Series 2025,
GO, 5.25%, 06/01/55 .............. 100 109,027
California Enterprise Development Authority,
Series 2024, RB, 4.00%, 06/01/54 ...... 100 92,479
California Infrastructure & Economic
Development Bank, Series 2023, RB,
4.00%, 10/01/44 ................. 165 165,321
California School Facilities Financing Authority,
Series 2009A, RB, 0.00%, 08/01/49
(a)
.... 150 44,941
California State Public Works Board, Series
2021C, RB, 4.00%, 11/01/46 ......... 220 213,820
California State University
Series 2024A , RB , 5.00% , 11/01/43 ..... 50 55,219
Series 2025A , RB , 5.25% , 11/01/50 ..... 150 164,009
Cerritos Community College District, Series
2021D, GO, 2.38%, 08/01/44 ......... 100 72,982
City of Los Angeles Department of Airports,
Series 2025D, RB, 5.25%, 05/15/51 ..... 100 107,882
City of Los Angeles Wastewater System, Series
2025A, RB, 5.25%, 06/01/50 ......... 200 218,867
City of Oakland, Series 2023D, GO,
5.50%, 07/15/53 ................. 100 108,311
City of San Francisco, Series 2023AB, Sub-
Series B, RB, 5.25%, 11/01/48 ........ 225 243,989
Clovis Unified School District, Series C, GO,
4.00%, 08/01/48 ................. 155 149,709
Fontana Unified School District, Series A, GO,
5.25%, 08/01/50 ................. 100 108,895
Livermore Valley Joint Unified School District,
Series 2021, GO, 4.00%, 08/01/47 ...... 150 139,266
Los Angeles County Public Works Financing
Authority, Series 2022G, RB, 5.00%, 12/01/40 60 65,964
Los Angeles Department of Water & Power
Series 2024B , RB , 5.00% , 07/01/38 ..... 100 111,033
Series 2024A , RB , 5.00% , 07/01/39 ..... 100 110,199
Series 2019D , RB , 5.00% , 07/01/44 ..... 50 51,404
Los Angeles Unified School District, Series
2024QRR, GO, 5.00%, 07/01/43 ....... 150 166,076
Mt. San Antonio Community College District,
Series 2024D, GO, 4.00%, 08/01/49 ..... 150 144,634
Rio Hondo Community College District, Series
2022D, GO, 0.00%, 08/01/44
(a)
........ 200 82,645
Security
Par (000)
Par (000) Value
California (continued)
Sacramento City Unified School District, Series
2022A, GO, 5.50%, 08/01/47 (BAM) ..... USD 130 $ 138,066
Salinas Union High School District, Series B,
GO, 4.00%, 08/01/45 .............. 150 147,211
San Bernardino Community College District
Series F , GO , 0.00% , 08/01/49
(a) (b)
...... 150 44,774
Series B , GO , 5.00% , 08/01/49 ........ 120 125,463
San Diego Community College District, Series
A-1, GO, 5.00%, 08/01/55 ........... 160 171,595
San Diego Public Facilities Financing Authority,
Series 2025A, RB, 5.00%, 08/01/55
(b)
.... 100 106,432
San Diego Unified School District, Series 2012E,
GO, 0.00%, 07/01/49
(a)
............. 125 44,317
South San Francisco Public Facilities Financing
Authority, Series 2021A, RB, 4.00%, 06/01/46 100 97,082
Southwestern Community College District,
Series C, GO, 0.00%, 08/01/41
(a)
....... 10 5,496
State of California
GO , 5.00% , 08/01/39 ............... 200 228,549
GO , 4.00% , 03/01/40 ............... 100 101,714
Series 2024 , GO , 5.00% , 09/01/43 ...... 35 38,316
GO , 3.00% , 11/01/50 ............... 250 192,663
GO , 3.00% , 04/01/52 ............... 200 153,538
University of California
Series 2025CC , RB , 5.00% , 05/15/45 .... 85 93,145
Series 2020BE , RB , 4.00% , 05/15/47 .... 75 73,041
4,565,128
Colorado — 2.8%
Adams & Weld Counties School District No. 27J
Brighton, Series 2024A, GO, 5.00%, 12/01/47
(SAW) ....................... 100 106,433
City & County of Denver, Series 2021A, RB,
4.00%, 08/01/51 ................. 100 91,859
Colorado School of Mines, Series 2022B, RB,
5.25%, 12/01/52 (AGM) ............ 150 158,131
Denver City & County School District No. 1,
Series 2025C, GO, 5.50%, 12/01/47 (SAW) 100 111,032
Mesa County Valley School District No. 51 Grand
Junction, Series 2025, GO, 5.25%, 12/01/49
(SAW) ....................... 100 107,976
State of Colorado
Series 2019O , COP , 4.00% , 03/15/44 .... 100 97,000
Series 2021S , COP , 4.00% , 03/15/46 .... 150 143,505
815,936
Connecticut — 0.4%
State of Connecticut Special Tax, Series 2024A-
2, RB, 5.00%, 07/01/39 ............. 100 113,382
Delaware — 0.4%
University of Delaware, Series 2019A, RB,
5.00%, 11/01/44 ................. 110 122,029
District of Columbia — 1.1%
District of Columbia Income Tax, Series 2022A,
RB, 5.00%, 07/01/47 .............. 50 52,290
District of Columbia Water & Sewer Authority,
Series 2024A, RB, 5.00%, 10/01/41 ..... 150 165,401
Washington Metropolitan Area Transit Authority,
Series 2024A, RB, 5.00%, 07/15/56 ..... 100 103,431
321,122

Schedule of Investments
(unaudited) (continued)
November 30, 2025
iShares
®
Long-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Florida — 4.4%
City of Fort Lauderdale, Series 2023B, RB,
5.50%, 09/01/53 ................. USD 65 $ 70,260
City of Lakeland, Series 2021, RB,
5.00%, 10/01/48 ................. 120 131,094
County of Miami-Dade, Series 2024A, RB,
5.00%, 04/01/51 ................. 65 67,744
County of Miami-Dade Seaport Department
Series 2021B-2 , RB , 4.00% , 10/01/43 .... 100 98,743
Series 2021, Sub-Series A-2 , RB ,
4.00% , 10/01/49 ................ 35 32,283
County of Miami-Dade Transit System
Series 2020A , RB , 4.00% , 07/01/46 ..... 115 106,247
Series 2022 , RB , 5.00% , 07/01/52 ...... 60 62,452
County of Miami-Dade Water & Sewer System,
Series 2019B, RB, 3.00%, 10/01/49 ..... 200 149,194
JEA Water & Sewer System, Series 2024A, RB,
5.50%, 10/01/54 ................. 140 151,231
Peace River Manasota Regional Water Supply
Authority, Series 2025A, RB, 5.50%, 10/01/55 100 108,080
School District of Broward County, Series 2022,
GO, 5.00%, 07/01/51 .............. 100 103,531
State of Florida Department of Transportation
Turnpike System, Series 2024B, RB,
4.00%, 07/01/44 ................. 215 209,349
1,290,208
Georgia — 0.7%
Georgia Ports Authority, Series 2022, RB,
4.00%, 07/01/40 ................. 100 102,307
Municipal Electric Authority of Georgia, Series
2020, RB, 5.00%, 01/01/50 .......... 100 101,689
203,996
Idaho — 0.8%
Idaho Housing & Finance Association
Series 2024A , RB , 5.00% , 08/15/48 ..... 100 106,113
Series 2025A , RB , 4.00% , 08/15/50
(b)
.... 150 140,055
246,168
Illinois — 4.1%
Chicago O'Hare International Airport, Series
2023, RB, 5.25%, 01/01/39 (BAM) ...... 100 110,926
Chicago Transit Authority Sales Tax Receipts
Fund
Series 2024A , RB , 5.00% , 12/01/41 ..... 20 21,481
Series 2022A , RB , 5.00% , 12/01/57 ..... 250 253,967
City of Chicago, Series 2024A, GO,
5.00%, 01/01/45 ................. 150 143,371
County of Cook, Series 2024, RB,
5.00%, 11/15/43 ................. 120 124,675
Illinois Finance Authority, Series 2024A, RB,
5.25%, 04/01/45 ................. 100 107,299
Illinois State Toll Highway Authority, Series
2021A, RB, 4.00%, 01/01/42 ......... 165 161,847
State of Illinois
Series 2023B , GO , 5.25% , 05/01/38 ..... 160 173,915
Series 2021A , GO , 5.00% , 03/01/46 ..... 100 102,032
1,199,513
Indiana — 1.3%
Indiana Finance Authority
Series 2019A , RB , 5.00% , 02/01/39 ..... 160 168,681
Series 2021-1 , RB , 3.00% , 10/01/40 ..... 115 102,380
Security
Par (000)
Par (000) Value
Indiana (continued)
Merrillville Multi School Building Corp., Series
2022, RB, 5.00%, 01/15/42 (ST INTERCEPT) USD 100 $ 107,407
378,468
Kansas — 0.4%
Wyandotte County Unified School District
No. 500 Kansas City, Series 2025, GO,
5.25%, 09/01/55 (BAM) ............ 100 105,558
Kentucky — 0.8%
Kentucky State Property & Building Commission,
Series A, RB, 5.00%, 04/01/45 ........ 110 117,786
Scott County School District Finance Corp.,
Series 2022, RB, 5.00%, 09/01/41 (BAM) .. 100 107,211
224,997
Maryland — 1.0%
Washington Suburban Sanitary Commission
Series 2025 , RB , 4.00% , 06/01/48 ( GTD ) .. 150 146,399
Series 2025 , RB , 4.00% , 06/01/51 ( GTD ) .. 150 144,118
290,517
Massachusetts — 4.6%
Commonwealth of Massachusetts
Series 2025E , GO , 5.00% , 08/01/39 ..... 100 114,960
Series 2021C , GO , 2.00% , 09/01/40 ..... 200 152,851
Series 2022B , GO , 3.00% , 02/01/41 ..... 50 43,655
Series 2024I , GO , 5.00% , 12/01/46 ...... 150 159,564
Series 2024I , GO , 5.00% , 12/01/48 ...... 100 105,826
Commonwealth of Massachusetts Transportation
Fund, Series 2019A, RB, 5.00%, 06/01/49 . 100 102,087
Massachusetts Bay Transportation Authority
Sales Tax, Series 2023A, Sub-Series A-1, RB,
4.00%, 07/01/53 ................. 150 140,393
Massachusetts Municipal Wholesale Electric
Co., Series 2021A, RB, 4.00%, 07/01/51 .. 100 92,395
Massachusetts School Building Authority, Series
2020A, RB, 5.00%, 08/15/50 ......... 150 154,394
University of Massachusetts Building Authority
Series 2019-1 , RB , 5.00% , 05/01/38 ..... 100 105,446
Series 2022-1 , RB , 4.00% , 11/01/46 ..... 175 166,703
1,338,274
Michigan — 1.0%
Great Lakes Water Authority Sewage Disposal
System, Series 2023C, RB, 5.25%, 07/01/53 125 132,077
Lansing Board of Water & Light, Series 2024A,
RB, 5.00%, 07/01/54 .............. 100 105,129
Michigan State University, Series 2023A, RB,
5.00%, 08/15/41 ................. 40 43,501
280,707
Minnesota — 0.3%
Minneapolis-St. Paul Metropolitan Airports
Commission, Series 2024A, RB,
4.00%, 01/01/54 ................. 100 91,480
Missouri — 0.1%
City of Kansas City, Series 2025A, RB,
5.00%, 12/01/49 ................. 25 26,539

Schedule of Investments
(unaudited) (continued)
November 30, 2025
iShares
®
Long-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Nebraska — 0.8%
Omaha Public Power District, Series 2024C, RB,
5.00%, 02/01/54 ................. USD 150 $ 156,038
University of Nebraska Facilities Corp. (The),
Series 2021A, RB, 4.00%, 07/15/62 ..... 100 89,516
245,554
Nevada — 1.3%
Clark County School District, Series 2020B, GO,
3.00%, 06/15/38 (BAM) ............ 150 135,925
Las Vegas Valley Water District, Series 2025A,
GO, 5.25%, 06/01/55 .............. 100 107,099
State of Nevada, Series 2023A, GO,
5.00%, 05/01/40 ................. 125 138,804
381,828
New Jersey — 3.4%
New Jersey Transportation Trust Fund Authority
Series 2010A , RB , 0.00% , 12/15/37
(a)
.... 165 105,757
Series 2022A , RB , 4.00% , 06/15/39 ..... 250 251,258
Series 2024AA , RB , 5.00% , 06/15/42 .... 150 162,191
Series 2023BB , RB , 5.00% , 06/15/46 .... 255 266,808
New Jersey Turnpike Authority
Series 2025A , RB , 5.25% , 01/01/50 ..... 100 108,168
Series 2025A , RB , 4.75% , 01/01/55 ..... 100 103,069
997,251
New York — 22.0%
City of New York
Series 2023F-1 , GO , 5.00% , 08/01/38 .... 205 226,426
Series 2025, Sub-Series C1 , GO ,
5.00% , 09/01/43 ................ 100 106,567
Series 2020, Sub-Series B-1 , GO ,
5.00% , 10/01/43 ................ 55 56,838
Series 2020D, Sub-Series D1 , GO ,
3.00% , 03/01/45 ................ 120 94,380
Series 2023E, Sub-Series E1 , GO ,
5.25% , 04/01/47 ................ 40 42,036
Series 2022A, Sub-Series A-1 , GO ,
5.00% , 08/01/47 ................ 130 133,155
Series 2024D , GO , 5.25% , 04/01/54 ..... 160 167,206
Empire State Development Corp.
Series 2019A , RB , 5.00% , 03/15/40 ..... 120 126,464
Series 2021A , RB , 4.00% , 03/15/44 ..... 70 66,775
Series 2023A , RB , 5.00% , 03/15/47 ..... 100 104,885
Series 2024A , RB , 5.00% , 03/15/54 ..... 110 114,400
Long Island Power Authority, Series 2025, RB,
5.00%, 09/01/40
(b)
................ 50 56,185
Metropolitan Transportation Authority
Series 2024A , RB , 5.00% , 11/15/44 ..... 195 205,142
Series 2025A , RB , 5.25% , 11/15/45 ..... 100 107,012
Series 2025A , RB , 5.25% , 11/15/55 ..... 150 157,727
Monroe County Industrial Development Corp.,
Series 2023A, RB, 5.00%, 07/01/53 ..... 100 103,717
New York City Municipal Water Finance Authority
Series 2019EE-2 , RB , 5.00% , 06/15/40 ... 75 79,230
Series 2019FF-2 , RB , 4.00% , 06/15/41 ... 150 148,856
Series 2020DD-3 , RB , 4.00% , 06/15/42 ... 100 98,986
Series 2024BB-1 , RB , 5.25% , 06/15/54 ... 260 274,339
New York City Transitional Finance Authority
Future Tax Secured
Series 2022C-1 , RB , 4.00% , 02/01/39 .... 100 101,384
Series 2020A-3 , RB , 4.00% , 05/01/42 .... 250 245,630
Series 2024G, Sub-Series G-1 , RB ,
5.00% , 05/01/42 ................ 150 161,827
Security
Par (000)
Par (000) Value
New York (continued)
Series 2025C, Sub-Series C-1 , RB ,
5.00% , 05/01/45 ................ USD 215 $ 226,583
Series 2025E , RB , 5.00% , 11/01/45 ..... 100 105,387
Series 2025C, Sub-Series C-1 , RB ,
5.00% , 05/01/46 ................ 285 298,089
Series 2021E-1 , RB , 3.00% , 02/01/51 .... 100 74,483
New York Power Authority
Series 2022A , RB , 4.00% , 11/15/38 ..... 115 117,402
Series 2020A , RB , 4.00% , 11/15/45 ..... 100 95,551
New York State Dormitory Authority
Series 2021A , RB , 4.00% , 03/15/38 ..... 150 152,011
Series 2022A , RB , 4.00% , 03/15/39 ..... 110 111,291
Series 2025A , RB , 5.00% , 07/01/39
(b)
.... 100 114,311
Series 2022A , RB , 5.00% , 03/15/41 ..... 150 160,744
Series 2022A , RB , 4.00% , 03/15/42 ..... 100 98,228
Series 2019A , RB , 5.00% , 03/15/43 ..... 50 51,639
Series 2021A , RB , 4.00% , 03/15/47 ..... 130 120,321
Series 2024A , RB , 5.00% , 03/15/48 ..... 100 104,809
New York State Environmental Facilities Corp.,
Series 2019B, RB, 3.00%, 06/15/38 ..... 150 140,305
New York State Thruway Authority
Series N , RB , 4.00% , 01/01/43 ......... 90 88,479
Series 2021A-1 , RB , 3.00% , 03/15/51 .... 110 81,563
Series 2022C , RB , 4.13% , 03/15/56 ..... 100 93,020
Onondaga County Trust for Cultural Resources,
Series 2019, RB, 5.00%, 12/01/43 ...... 100 104,310
Port Authority of New York & New Jersey, Series
241, RB, 5.00%, 07/15/53 ........... 150 157,176
Triborough Bridge & Tunnel Authority
Series 2021, Sub-Series C-3 , RB ,
2.50% , 05/15/51 ................ 50 32,162
Series 2021A , RB , 5.00% , 11/15/51 ..... 120 123,275
Series 2022C , RB , 4.13% , 05/15/52 ..... 250 232,960
Triborough Bridge & Tunnel Authority Sales Tax
Series 2024A, Sub-Series A-1 , RB ,
5.00% , 05/15/46 ................ 140 147,372
Series 2024A, Sub-Series A-1 , RB ,
5.25% , 05/15/59 ................ 180 189,513
Series 2024A-1 , RB , 5.25% , 05/15/64 .... 100 104,855
Utility Debt Securitization Authority, Series
2022TE-1, RB, 5.00%, 12/15/39 ....... 100 111,324
6,416,330
Ohio — 0.7%
Ohio Higher Educational Facility Commission,
Series A, RB, 5.00%, 10/01/48 ........ 150 155,913
Ohio Turnpike & Infrastructure Commission,
Series 2013A-2, RB, 0.00%, 02/15/40
(a)
... 100 57,958
213,871
Oklahoma — 0.5%
Grand River Dam Authority, Series 2023, RB,
5.00%, 06/01/41 ................. 115 124,930
Oklahoma Turnpike Authority, Series 2025A, RB,
5.00%, 01/01/45 ................. 15 16,050
140,980
Oregon — 0.5%
State of Oregon Department of Transportation,
Series 2019A, RB, 5.00%, 11/15/42 ..... 140 146,843
Pennsylvania — 2.8%
City of Philadelphia Water & Wastewater, Series
2021C, RB, 4.00%, 10/01/51 ......... 150 138,343
Commonwealth of Pennsylvania
Series 2023 , GO , 4.00% , 09/01/42 ...... 150 150,416

Schedule of Investments
(unaudited) (continued)
November 30, 2025
iShares
®
Long-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Pennsylvania (continued)
Series 2024-1 , GO , 4.00% , 08/15/44 ..... USD 25 $ 24,491
Pennsylvania Turnpike Commission
Series 2021B , RB , 4.00% , 12/01/42 ..... 150 150,282
Series 2024 , RB , 5.00% , 12/01/44 ...... 100 107,859
Series 2025A , RB , 4.13% , 12/01/50 ..... 100 94,603
Philadelphia Authority for Industrial
Development, Series 2020A, RB,
4.00%, 11/01/45 ................. 150 135,546
801,540
Rhode Island — 0.5%
State of Rhode Island, Series 2022A, GO,
5.00%, 08/01/39 ................. 120 131,737
South Carolina — 0.4%
South Carolina Public Service Authority, Series
2024B, RB, 5.00%, 12/01/43 ......... 70 74,497
Spartanburg County School District No. 7, Series
2019D, GO, 5.00%, 03/01/48 (SCSDE) ... 35 35,769
110,266
Tennessee — 1.3%
Metropolitan Government of Nashville &
Davidson County, Series 2024C, GO,
5.00%, 01/01/40 ................. 115 127,882
Metropolitan Nashville Airport Authority (The),
Series 2019A, RB, 5.00%, 07/01/54 ..... 135 137,206
Tennessee State School Bond Authority,
Series 2022A, RB, 5.00%, 11/01/47 (ST
INTERCEPT) ................... 100 105,348
370,436
Texas — 15.5%
Alvin Independent School District, Series 2025A,
GO, 5.25%, 02/15/53 (PSF) .......... 100 106,885
Austin Independent School District, Series 2023,
GO, 5.00%, 08/01/48 .............. 100 102,498
Board of Regents of the University of Texas
System, Series 2020A, RB, 5.00%, 08/15/50 100 112,692
Carrollton-Farmers Branch Independent School
District, Series 2025, GO, 5.25%, 02/15/55
(PSF) ....................... 50 53,559
Cedar Hill Independent School District, Series
2024, GO, 4.00%, 02/15/50 (PSF) ...... 100 93,131
Central Texas Regional Mobility Authority, Series
2021B, RB, 4.00%, 01/01/51 ......... 100 90,961
City of Austin Water & Wastewater System,
Series 2022, RB, 5.00%, 11/15/42 ...... 80 85,942
City of Houston Combined Utility System, Series
2018D, RB, 5.00%, 11/15/43 ......... 85 87,520
City of San Antonio Electric & Gas Systems,
Series 2024A, RB, 5.00%, 02/01/39 ..... 200 221,494
County of Ector, GO, 5.00%, 02/15/50 ..... 100 104,516
County of Harris, Series 2025A, GO,
5.25%, 09/15/55 ................. 100 107,317
Crowley Independent School District, Series
2023, GO, 5.25%, 02/01/53 (PSF) ...... 100 105,572
Dallas Fort Worth International Airport
Series 2021A , RB , 3.00% , 11/01/40 ..... 175 150,446
Series 2021B , RB , 4.00% , 11/01/45 ..... 100 95,305
Series 2022B , RB , 4.00% , 11/01/45 ..... 100 95,305
Dallas Independent School District, Series 2024,
GO, 5.00%, 02/15/43 (PSF) .......... 110 117,401
Denton Independent School District, Series
2023, GO, 5.00%, 08/15/53 (PSF) ...... 135 139,689
Security
Par (000)
Par (000) Value
Texas (continued)
Forney Independent School District, Series
2022B, GO, 5.00%, 08/15/39 (PSF) ..... USD 100 $ 108,822
Galena Park Independent School District, Series
2024, GO, 4.00%, 08/15/49 (PSF) ...... 200 187,522
Garland Independent School District, Series
2023A, GO, 5.00%, 02/15/41 (PSF) ..... 100 108,326
Grand Parkway Transportation Corp., Series
2020C, RB, 4.00%, 10/01/45 ......... 100 94,042
Lamar Consolidated Independent School District,
Series 2023, GO, 4.00%, 02/15/48 ...... 100 93,835
Leander Independent School District, Series
2025A, GO, 5.00%, 08/15/39 (PSF) ..... 30 34,036
Lewisville Independent School District, Series
2024, GO, 5.00%, 08/15/39 (PSF) ...... 145 160,155
Lower Colorado River Authority
Series 2024 , RB , 5.00% , 05/15/41 ...... 50 53,550
Series 2020 , RB , 5.00% , 05/15/45 ...... 125 127,500
Midland Independent School District, Series
2024, GO, 5.00%, 02/15/38 (PSF) ...... 25 27,667
Needville Independent School District, Series
2025, GO, 5.00%, 08/15/55 (PSF) ...... 100 104,576
Northwest Independent School District, Series
2025, GO, 5.25%, 02/15/55 (PSF)
(b)
..... 150 160,324
Plano Independent School District, Series 2025,
GO, 5.00%, 02/15/39 (PSF) .......... 100 111,741
Port Authority of Houston of Harris County
Texas, Series 2021, RB, 5.00%, 10/01/51 . 100 103,044
Port Freeport, Series 2019B, RB,
3.00%, 06/01/49 ................. 100 72,510
San Antonio Water System, Series 2025A, RB,
5.00%, 05/15/38 ................. 100 113,462
Spring Independent School District, Series 2023,
GO, 5.00%, 08/15/47 .............. 100 104,961
Tarrant Regional Water District, Series 2025, RB,
4.13%, 09/01/47 ................. 250 240,283
Texas State Technical College, Series 2022A,
RB, 5.50%, 08/01/42 .............. 150 164,810
Texas Water Development Board
Series 2019 , RB , 5.00% , 08/01/39 ...... 185 195,785
Series 2020 , RB , 4.00% , 10/15/45 ...... 100 96,524
Series 2025 , RB , 4.75% , 10/15/50
(b)
..... 75 76,861
Series 2023A , RB , 5.00% , 10/15/58 ..... 100 103,109
4,513,678
Utah — 0.8%
Downtown Revitalization Public Infrastructure
District, Series 2025A, RB, 5.25%, 06/01/41 100 111,281
Intermountain Power Agency, Series 2022A, RB,
5.00%, 07/01/44 ................. 105 109,123
Wasatch County School District Local Building
Authority, Series 2022, RB, 5.25%, 06/01/41 15 16,260
236,664
Virginia — 0.9%
Virginia College Building Authority, Series 2024A,
RB, 4.00%, 02/01/40 .............. 150 153,264
Virginia Public Building Authority, Series 2024A,
RB, 5.00%, 08/01/44 .............. 100 107,522
260,786
Washington — 3.7%
City of Seattle, Series 2023A, RB,
5.00%, 03/01/48 ................. 150 157,106
City of Tacoma Electric System, Series 2021,
RB, 4.00%, 01/01/51 .............. 130 122,116

Schedule of Investments
(unaudited) (continued)
November 30, 2025
iShares
®
Long-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Security
Par (000)
Par (000) Value
Washington (continued)
Energy Northwest, Series 2020A, RB,
5.00%, 07/01/39 ................. USD 140 $ 149,902
King & Snohomish Counties School District
No. 417 Northshore, Series 2024, GO,
5.00%, 12/01/42 (GTD) ............. 100 108,900
King County School District No. 403 Renton,
Series 2023, GO, 5.00%, 12/01/38 (GTD) . 100 111,019
Pierce County School District No. 403 Bethel,
Series 2024, GO, 5.00%, 12/01/44 (GTD) . 190 204,298
State of Washington
Series 2020B , GO , 5.00% , 06/01/39 ..... 115 121,620
Series 2023A , GO , 5.00% , 08/01/41 ..... 100 108,332
1,083,293
West Virginia — 0.4%
West Virginia Parkways Authority, Series 2021,
RB, 5.00%, 06/01/40 .............. 100 107,574
Total Long-Term Investments — 98 .3%
(Cost: $ 28,257,151 ) ............................... 28,604,569
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 0.4%
BlackRock Liquidity MuniCash Funds:
Institutional Shares , 2.61%
(c) (d)
......... 124,579 $ 124,591
Total Short-Term Securities — 0 .4%
(Cost: $ 124,591 ) ................................. 124,591
Total Investments — 98 .7%
(Cost: $ 28,381,742 ) ............................... 28,729,160
Other Assets Less Liabilities — 1.3% .................... 376,258
Net Assets — 100.0% ...............................
$ 29,105,418
(a)
Zero-coupon bond.
(b)
When-issued security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
03/17/25
(a)
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
11/30/25
Shares
Held at
11/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity MuniCash
Funds: Institutional Shares $ — $ 124,598
(b)
$ — $ (7) $ — $ 124,591 124,579 $ 2,931 $ —
— —
(a)
Commencement of operations.
(b)
Represents net amount purchased (sold).

Schedule of Investments
(unaudited) (continued)
November 30, 2025
iShares
®
Long-Term National Muni Bond ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Municipal Bonds ......................................... $ — $ 28,604,569 $ — $ 28,604,569
Short-Term Securities
Money Market Funds ...................................... 124,591 — — 124,591
$ 124,591 $ 28,604,569 $ — $ 28,729,160
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
AGM Assured Guaranty Municipal Corp.
BAM Build America Mutual Assurance Co.
COP Certificates of Participation
GO General Obligation Bonds
GTD Guaranteed
PSF Permanent School Fund
RB Revenue Bonds
SAW State Aid Withholding
SCSDE South Carolina State Department of Education